Financial risk management and financial instruments, Hedge Effectiveness (Details) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) Swap	Oct. 31, 2020 USD ($)
Derivative Financial Instruments [Abstract]
Borrowings | $	$ 4,548.4	$ 4,640.3
Interest Rate Swap [Member]
Derivative Financial Instruments [Abstract]
Number of interest rate swaps | Swap	4
Maturity date	Sep. 30, 2022
Interest Rate Risk [Member]
Derivative Financial Instruments [Abstract]
Number of interest rate swaps | Swap	4
Borrowings | $	$ 2,250.0
Maturity date	Sep. 30, 2022	Sep. 30, 2022